Contingencies (International Tobacco-Related Cases) (Details)	Dec. 31, 2011
Health Care Cost Recovery Actions [Member] | PM USA [Member]
Loss Contingencies [Line Items]
Number of international cases	1
Canada | Smoking And Health Class Actions And Aggregated Claims Litigation [Member] | PM USA And Altria Group [Member]
Loss Contingencies [Line Items]
Number of international cases	6
Canada | Health Care Cost Recovery Actions [Member] | PM USA [Member]
Loss Contingencies [Line Items]
Number of international cases	4
Canada | Health Care Cost Recovery Actions [Member] | PM USA And Altria Group [Member]
Loss Contingencies [Line Items]
Number of international cases	3
Israel | Lights/Ultra Lights Class Actions [Member] | PM USA [Member]
Loss Contingencies [Line Items]
Number of international cases	1